UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California  94105
(Address of principal executive offices)  (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1: Report(s) to Shareholders.

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Semiannual report dated June 30, 2009

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns were positive on the aggregate indicating that prices were recovering from earlier lows in some sectors. For the six-month period ending June 30, 2009, the S&P 500 Index returned 3.16%; returns were driven by the Information Technology sector, which was up 24.86%. Industrials and Telecomm Service were the weakest sectors, returning -5.93% and -3.96%, respectively. In general, non-dividend paying stocks outperformed dividend paying stocks. From a broad-market standpoint, growth stocks generally outperformed value, with the Russell 1000 Growth Index returning 11.53%, while the Russell 1000 Value Index returned –2.87%. Internationally, the MSCI EAFE Index (Gross) returned 8.42%, while the MSCI Emerging Markets Index (Gross) returned 36.22%.

On the fixed income side, markets continued to be affected by a low interest rate environment and continued high demand for government-backed securities. The Federal Open Market Committee left the Federal Funds Rate at a target of 0% to 0.25% throughout the period. The 3-month London Interbank Offer Rate (LIBOR) declined during the period, and stood at 0.59% on 6/30/09. The Barclays Capital U.S. Aggregate Bond Index returned 1.90%, while the Barclays Capital General Muni Bond Index returned 6.42%. TIPS and GNMA securities were also strong, with the Barclays Capital GNMA Index up 2.44% and the Barclays Capital U.S. TIPS Index up 6.21%. Short-term Treasury securities were also positive, but yields remained low as investors continued to see Treasuries as a safe haven. The Barclays Capital U.S. Treasury Bills: 1-3 Months returned 0.08%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

3.16%	S&P 500® Index: measures U.S. large-cap stocks

2.64%	Russell 2000® Index: measures U.S. small-cap stocks

8.42%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.90%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolio. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, Mr. Kern worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio IItm

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, returns over a given period will reflect a blend of those asset classes, and will depend on relative weightings within the portfolio. By spreading exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk during market fluctuations. The portfolio focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds, and 5% cash.

The Schwab MarketTrack Growth Portfolio II returned 4.15% for the period, underperforming the benchmark Growth Composite Index, which returned 5.20%. When looking at the portfolio’s top holdings, the Schwab Small-Cap Index Fund Select Shares returned 6.65%, while the International Index Fund Select Shares returned 5.53%. The Institutional Select S&P 500 Index Fund returned 3.09%. On the fixed income side, the Schwab Total Bond Market Fund returned 0.72%, and the Schwab Value Advantage Money Fund Select Shares returned 0.28%.

The benchmark’s equity components, the Dow Jones U.S. Total Stock Market Index and the MSCI EAFE Index, returned 5.01% and 7.95%, respectively. The benchmark’s fixed income components, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Bills: 1-3 Months Index, returned 1.90% and 0.08% respectively.

As of 6/30/09:

 Statistics

Number of Holdings	515
Weighted Average Market

Cap ($ x 1,000,000)	$43,371

Price/Earnings Ratio (P/E)	20.8

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate[1]	5%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.2%

International Stocks	20.4%

Small-Cap Stocks	20.7%

Bonds	14.7%

Short-Term Investments	4.0%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Institutional Select

S&P 500 Fund	26.9%
Schwab Small-Cap Index Fund,

Select Shares	20.7%
Schwab International Index

Fund, Select Shares	20.4%

Schwab Total Bond Market Fund	14.7%
Schwab Value Advantage Money

Fund, Select Shares	3.6%

Exxon Mobil Corp.	0.6%

Microsoft Corp.	0.3%

Johnson & Johnson	0.3%
International Business Machines

Corp.	0.3%

The Procter & Gamble Co.	0.3%

Total	88.1%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.

[2]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	4.15%	-21.33%	-0.07%	0.68%
Benchmark: Growth Composite Index	5.20%	-21.26%	0.74%	0.79%
Fund Category: Morningstar Large-Cap Blend	4.91%	-27.67%	-3.63%	-3.02%

Portfolio Expense Ratios4: Net 0.80%; Gross 1.03%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

[3]	Source for category information: Morningstar, Inc.

[4]	As stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.30%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 6/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000	$1,041.50	$2.53
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolio invests.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	11.09		17.76	17.64	15.53	14.87	13.49

Income (Loss) from investment operations:
Net investment income (loss)	0.04		0.36	0.37	0.33	0.24	0.21
Net realized and unrealized gains (losses)	0.42		(5.95)	0.63	2.00	0.62	1.35

Total from investment operations	0.46		(5.59)	1.00	2.33	0.86	1.56
Less distributions:
Distributions from net investment income	−		(0.41)	(0.45)	(0.22)	(0.20)	(0.18)
Distributions from net realized gains	−		(0.67)	(0.43)	−	−	−

Total Distributions	−		(1.08)	(0.88)	(0.22)	(0.20)	(0.18)

Net asset value at end of period	11.55		11.09	17.76	17.64	15.53	14.87

Total return (%)	4.15	[1]	(31.35)	5.64	15.02	5.77	11.58

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.48	0.50
Gross operating expenses[2]	0.83	[3]	0.73	0.67	0.70	0.68	0.69
Net investment income (loss)	0.50	[3]	2.23	2.06	2.28	1.66	1.52
Portfolio turnover rate	5	[1]	14	6	33	5	8
Net assets, end of period ($ x 1,000,000)	30		30	48	46	37	34

* Unaudited.

1 Not annualized.
2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.2%	Common Stock	3,104	4,015
86.3%	Other Investment Companies	30,252	26,175
0.5%	Short-Term Investment	141	141

100.0%	Total Investments	33,497	30,331
0.0%	Other Assets and Liabilities, Net		3

100.0%	Net Assets		30,334

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 13.2% of net assets

Automobiles & Components 0.0%

Ford Motor Co. *	883	5
Harley-Davidson, Inc.	128	2
Johnson Controls, Inc.	273	6
The Goodyear Tire & Rubber Co. *	84	1

		14

Banks 0.3%

BB&T Corp.	253	5
Comerica, Inc.	78	2
Fifth Third Bancorp	262	2
First Horizon National Corp. *	65	1
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	—
KeyCorp	191	1
M&T Bank Corp.	37	2
Marshall & Ilsley Corp.	106	1
People’s United Financial, Inc.	200	3
PNC Financial Services Group, Inc.	148	6
Regions Financial Corp.	344	1
SunTrust Banks, Inc.	175	3
U.S. Bancorp	852	15
Wells Fargo & Co.	2,084	50
Zions Bancorp	50	1

		96

Capital Goods 1.0%

3M Co.	357	21
Caterpillar, Inc.	317	11
Cooper Industries Ltd., Class A	88	3
Cummins, Inc.	88	3
Danaher Corp.	112	7
Deere & Co.	226	9
Dover Corp.	97	3
Eaton Corp.	71	3
Emerson Electric Co.	388	13
Fastenal Co.	75	3
Flowserve Corp.	100	7
Fluor Corp.	84	4
General Dynamics Corp.	189	10
General Electric Co.	5,232	61
Goodrich Corp.	59	3
Honeywell International, Inc.	394	12
Illinois Tool Works, Inc.	196	7
ITT Corp.	88	4
Jacobs Engineering Group, Inc. *	100	4
L-3 Communications Holdings, Inc.	58	4
Lockheed Martin Corp.	169	14
Masco Corp.	196	2
Northrop Grumman Corp.	165	8
PACCAR, Inc.	181	6
Pall Corp.	60	2
Parker Hannifin Corp.	84	4
Precision Castparts Corp.	100	7
Quanta Services, Inc. *	50	1
Raytheon Co.	212	9
Rockwell Automation, Inc.	83	3
Rockwell Collins, Inc.	82	3
Textron, Inc.	124	1
The Boeing Co.	378	16
The Manitowoc Co., Inc.	100	1
United Technologies Corp.	480	25
W.W. Grainger, Inc.	37	3

		297

Commercial & Professional Supplies 0.1%

Avery Dennison Corp.	53	1
Cintas	66	2
Equifax, Inc.	62	2
Iron Mountain, Inc. *	100	3
Monster Worldwide, Inc. *	60	1
Pitney Bowes, Inc.	108	2
R.R. Donnelley & Sons Co.	103	1
Republic Services, Inc.	201	5
Robert Half International, Inc.	82	2
Stericycle, Inc. *	60	3
The Dun & Bradstreet Corp.	50	4
Waste Management, Inc.	261	7

		33

Consumer Durables & Apparel 0.1%

Centex Corp.	59	—
Coach, Inc.	181	5
D.R. Horton, Inc.	128	1
Eastman Kodak Co.	135	—
Fortune Brands, Inc.	70	2
Harman International Industries, Inc.	32	1
Hasbro, Inc.	85	2
Ingersoll-Rand PLC	87	2
Jones Apparel Group, Inc.	55	1

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

KB HOME	37	1
Leggett & Platt, Inc.	87	1
Lennar Corp., Class A	64	1
Liz Claiborne, Inc.	50	—
Mattel, Inc.	183	3
Newell Rubbermaid, Inc.	129	1
NIKE, Inc., Class B	178	9
Polo Ralph Lauren Corp.	30	2
Pulte Homes, Inc.	102	1
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	1
The Stanley Works	35	1
VF Corp.	42	2
Whirlpool Corp.	36	2

		40

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	5
Carnival Corp.	205	5
Darden Restaurants, Inc.	63	2
DeVry, Inc.	50	2
H&R Block, Inc.	156	3
International Game Technology	159	3
Marriott International, Inc., Class A	153	3
McDonald’s Corp.	594	34
Starbucks Corp. *	361	5
Starwood Hotels & Resorts Worldwide, Inc.	103	2
Wyndham Worldwide Corp.	95	1
Wynn Resorts Ltd. *	50	2
Yum! Brands, Inc.	260	9

		76

Diversified Financials 0.9%

American Capital Ltd.	100	—
American Express Co.	585	14
Ameriprise Financial, Inc.	118	3
Bank of America Corp.	3,821	50
Bank of New York Mellon Corp.	540	16
Capital One Financial Corp.	142	3
CIT Group, Inc.	95	—
Citigroup, Inc.	2,361	7
CME Group, Inc.	15	5
Discover Financial Services	254	3
E*TRADE Financial Corp. *	197	—
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	5
IntercontinentalExchange, Inc. *	35	4
Invesco Ltd.	153	3
Janus Capital Group, Inc.	102	1
JPMorgan Chase & Co.	1,849	63
Legg Mason, Inc.	59	1
Leucadia National Corp. *	100	2
Moody’s Corp.	116	3
Morgan Stanley	508	15
Northern Trust Corp.	87	5
NYSE Euronext	100	3
SLM Corp. *	197	2
State Street Corp.	157	7
T. Rowe Price Group, Inc.	126	5
The Charles Schwab Corp. (a)	488	9
The Goldman Sachs Group, Inc.	206	30
The Nasdaq OMX Group, Inc. *	150	3

		263

Energy 1.7%

Anadarko Petroleum Corp.	220	10
Apache Corp.	156	11
Baker Hughes, Inc.	161	6
BJ Services Co.	154	2
Cabot Oil & Gas Corp.	40	1
Cameron International Corp. *	100	3
Chesapeake Energy Corp.	176	4
Chevron Corp.	1,053	70
ConocoPhillips	780	33
CONSOL Energy, Inc.	100	3
Denbury Resources, Inc. *	100	2
Devon Energy Corp.	210	11
Diamond Offshore Drilling, Inc.	30	3
El Paso Corp.	311	3
ENSCO International, Inc.	70	2
EOG Resources, Inc.	114	8
Exxon Mobil Corp.	2,719	190
FMC Technologies, Inc. *	100	4
Halliburton Co.	488	10
Hess Corp.	111	6
Marathon Oil Corp.	346	10
Massey Energy Co.	20	—
Murphy Oil Corp.	79	4
Nabors Industries Ltd. *	149	2
National-Oilwell Varco, Inc. *	164	5
Noble Energy	100	6
Occidental Petroleum Corp.	406	27
Peabody Energy Corp.	100	3
Pioneer Natural Resources Co.	100	3
Range Resources Corp.	100	4
Rowan Cos., Inc.	52	1
Schlumberger Ltd.	559	30
Smith International, Inc.	100	3
Southwestern Energy Co. *	160	6
Spectra Energy Corp.	293	5
Sunoco, Inc.	64	2
Tesoro Corp.	100	1
The Williams Cos., Inc.	282	4
Valero Energy Corp.	294	5
XTO Energy, Inc.	213	8

		511

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	223	10
CVS Caremark Corp.	740	24
Safeway, Inc.	212	4
SUPERVALU, Inc.	96	1
Sysco Corp.	294	7
The Kroger Co.	344	8
Wal-Mart Stores, Inc.	1,182	57
Walgreen Co.	478	14
Whole Foods Market, Inc.	66	1

		126

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 0.8%

Altria Group, Inc.	987	16
Archer-Daniels-Midland Co.	309	8
Brown-Forman Corp., Class B	50	2
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	2
ConAgra Foods, Inc.	245	5
Constellation Brands, Inc., Class A *	94	1
Dean Foods Co. *	65	1
Dr. Pepper Snapple Group, Inc. *	100	2
General Mills, Inc.	168	9
H.J. Heinz Co.	158	6
Hormel Foods Corp.	50	2
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	683	17
Lorillard, Inc.	74	5
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	2
PepsiCo, Inc.	783	43
Philip Morris International, Inc.	987	43
Reynolds American, Inc.	80	3
Sara Lee Corp.	359	4
The Coca-Cola Co.	974	47
The Hershey Co.	84	3
The J.M. Smucker Co.	126	6
The Pepsi Bottling Group, Inc.	63	2
Tyson Foods, Inc., Class A	99	1

		241

Health Care Equipment & Services 0.6%

Aetna, Inc.	268	7
AmerisourceBergen Corp.	196	4
Baxter International, Inc.	306	16
Becton, Dickinson & Co.	118	8
Boston Scientific Corp. *	545	6
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	6
CIGNA Corp.	174	4
Coventry Health Care, Inc. *	75	1
DENTSPLY International, Inc.	100	3
Express Scripts, Inc. *	140	10
Hospira, Inc. *	77	3
Humana, Inc. *	78	3
IMS Health, Inc.	95	1
Intuitive Surgical, Inc. *	20	3
Laboratory Corp. of America Holdings *	60	4
McKesson Corp.	144	6
Medco Health Solutions, Inc. *	290	13
Medtronic, Inc.	571	20
Patterson Cos., Inc. *	66	1
Quest Diagnostics, Inc.	76	4
St. Jude Medical, Inc. *	173	7
Stryker Corp.	139	6
Tenet Healthcare Corp. *	223	1
UnitedHealth Group, Inc.	641	16
Varian Medical Systems, Inc. *	60	2
WellPoint, Inc. *	312	16
Zimmer Holdings, Inc. *	118	5

		180

Household & Personal Products 0.4%

Avon Products, Inc.	214	6
Colgate-Palmolive Co.	243	17
Kimberly-Clark Corp.	219	11
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	2
The Procter & Gamble Co.	1,483	76

		116

Insurance 0.3%

Aflac, Inc.	235	7
American International Group, Inc.	1,228	1
Aon Corp.	153	6
Assurant, Inc.	80	2
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A	179	1
Lincoln National Corp.	134	2
Loews Corp.	89	2
Marsh & McLennan Cos., Inc.	258	5
MBIA, Inc. *	64	—
MetLife, Inc.	358	11
Principal Financial Group, Inc.	132	3
Prudential Financial, Inc.	234	9
The Allstate Corp.	305	7
The Chubb Corp.	190	8
The Hartford Financial Services Group, Inc.	144	2
The Progressive Corp. *	376	6
The Travelers Cos., Inc.	329	14
Torchmark Corp.	50	2
Unum Group	142	2
XL Capital Ltd., Class A	83	1

		93

Materials 0.4%

Air Products & Chemicals, Inc.	106	7
AK Steel Holding Corp.	75	1
Alcoa, Inc.	412	4
Allegheny Technologies, Inc.	40	1
Ashland, Inc.	39	1
Ball Corp.	50	2
Bemis Co., Inc.	50	1
CF Industries Holdings, Inc.	25	2
E.I. du Pont de Nemours & Co.	435	11
Eastman Chemical Co.	39	2
Ecolab, Inc.	87	3
Freeport-McMoRan Copper & Gold, Inc.	152	8
International Flavors & Fragrances, Inc.	38	1
International Paper Co.	234	4
MeadWestvaco Corp.	86	1
Monsanto Co.	254	19
Newmont Mining Corp.	211	9
Nucor Corp.	146	7

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Owens-Illinois, Inc. *	100	3
Pactiv Corp. *	68	2
PPG Industries, Inc.	79	3
Praxair, Inc.	152	11
Sealed Air Corp.	78	1
Sigma-Aldrich Corp.	78	4
The Dow Chemical Co.	457	7
Titanium Metals Corp.	50	—
United States Steel Corp.	52	2
Vulcan Materials Co.	48	2
Weyerhaeuser Co.	116	4

		123

Media 0.4%

CBS Corp., Class B	396	3
Comcast Corp., Class A	1,516	22
Gannett Co., Inc.	112	—
Meredith Corp.	20	1
News Corp., Class A	1,135	10
Omnicom Group, Inc.	168	5
Scripps Networks Interactive, Class A	41	1
The DIRECTV Group, Inc. *	300	8
The Interpublic Group of Cos., Inc. *	204	1
The McGraw-Hill Cos., Inc.	173	5
The New York Times Co., Class A	74	1
The Walt Disney Co.	911	21
The Washington Post Co., Class B	2	1
Time Warner Cable, Inc.	161	5
Time Warner, Inc.	643	16
Viacom, Inc., Class B *	365	8

		108

Pharmaceuticals, Biotechnology & Life Sciences 1.3%

Abbott Laboratories	729	34
Allergan, Inc.	142	7
Amgen, Inc. *	552	29
Biogen Idec, Inc. *	162	7
Bristol-Myers Squibb Co.	926	19
Celgene Corp. *	100	5
Cephalon, Inc. *	70	4
Eli Lilly & Co.	534	18
Forest Laboratories, Inc. *	155	4
Genzyme Corp. *	122	7
Gilead Sciences, Inc. *	436	20
Johnson & Johnson	1,408	80
King Pharmaceuticals, Inc. *	115	1
Life Technologies Corp. *	38	2
Merck & Co., Inc.	1,034	29
Millipore Corp. *	25	2
Mylan, Inc. *	104	1
PerkinElmer, Inc.	62	1
Pfizer, Inc.	3,481	52
Schering-Plough Corp.	701	18
Teva Pharmaceutical Industries Ltd. ADR	31	2
Thermo Fisher Scientific, Inc. *	195	8
Waters Corp. *	49	2
Watson Pharmaceuticals, Inc. *	49	2
Wyeth	635	29

		383

Real Estate 0.1%

Apartment Investment & Management Co., Class A	65	1
AvalonBay Communities, Inc.	31	2
Boston Properties, Inc.	43	2
CB Richard Ellis Group, Inc., Class A *	80	1
Developers Diversified Realty Corp.	53	—
Equity Residential	138	3
HCP, Inc.	100	2
Health Care REIT, Inc.	100	3
Host Hotels & Resorts, Inc.	200	2
Kimco Realty Corp.	101	1
Plum Creek Timber Co., Inc.	88	3
ProLogis	116	1
Public Storage	40	3
Simon Property Group, Inc.	88	4
Ventas, Inc.	100	3
Vornado Realty Trust	58	2

		33

Retailing 0.5%

Abercrombie & Fitch Co., Class A	50	1
Amazon.com, Inc. *	146	12
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	4
Bed Bath & Beyond, Inc. *	132	4
Best Buy Co., Inc.	192	6
Big Lots, Inc. *	88	2
Dillard’s, Inc., Class A	30	—
Expedia, Inc. *	100	2
Family Dollar Stores, Inc.	74	2
GameStop Corp., Class A *	100	2
Genuine Parts Co.	81	3
J.C. Penney Co., Inc.	109	3
Kohl’s Corp. *	164	7
Limited Brands, Inc.	165	2
Lowe’s Cos., Inc.	738	14
Macy’s, Inc.	256	3
Nordstrom, Inc.	103	2
O’Reilly Automotive, Inc. *	100	4
Office Depot, Inc. *	139	1
RadioShack Corp.	11	—
Sears Holdings Corp. *	48	3
Staples, Inc.	344	7
Target Corp.	417	17
The Gap, Inc.	271	5
The Home Depot, Inc.	899	21
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	7
Tiffany & Co.	68	2

		140

Semiconductors & Semiconductor Equipment 0.3%

Advanced Micro Devices, Inc. *	228	1

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Altera Corp.	171	3
Analog Devices, Inc.	174	4
Applied Materials, Inc.	750	8
Broadcom Corp., Class A *	208	5
Intel Corp.	2,783	46
KLA-Tencor Corp.	95	3
Linear Technology Corp.	144	3
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	2
Microchip Technology, Inc.	100	2
Micron Technology, Inc. *	319	2
National Semiconductor Corp.	159	2
Novellus Systems, Inc. *	64	1
NVIDIA Corp. *	241	3
Teradyne, Inc. *	94	1
Texas Instruments, Inc.	757	16
Xilinx, Inc.	164	3

		106

Software & Services 0.9%

Adobe Systems, Inc. *	283	8
Affiliated Computer Services, Inc., Class A *	55	2
Akamai Technologies, Inc. *	100	2
Autodesk, Inc. *	110	2
Automatic Data Processing, Inc.	274	10
BMC Software, Inc. *	101	3
CA, Inc.	215	4
Citrix Systems, Inc. *	85	3
Cognizant Technology Solutions Corp., Class A *	120	3
Computer Sciences Corp. *	89	4
Compuware Corp. *	182	1
Convergys Corp. *	67	1
eBay, Inc. *	545	9
Electronic Arts, Inc. *	143	3
Fidelity National Information Services, Inc.	70	1
Fiserv, Inc. *	88	4
Google, Inc., Class A *	96	41
Intuit, Inc. *	166	5
MasterCard, Inc., Class A	40	7
McAfee, Inc. *	100	4
Microsoft Corp.	4,204	100
Novell, Inc. *	185	1
Oracle Corp.	1,784	38
Paychex, Inc.	159	4
Salesforce.com, Inc. *	75	3
Symantec Corp. *	493	8
Total System Services, Inc.	100	1
VeriSign, Inc. *	116	2
Western Union Co.	362	6
Yahoo!, Inc. *	598	9

		289

Technology Hardware & Equipment 1.2%

Agilent Technologies, Inc. *	202	4
Amphenol Corp., Class A	100	3
Apple, Inc. *	402	57
Ciena Corp. *	39	—
Cisco Systems, Inc. *	2,910	54
Corning, Inc.	731	12
Dell, Inc. *	1,113	15
EMC Corp. *	1,124	15
FLIR Systems, Inc. *	100	2
Harris Corp.	100	3
Harris Stratex Networks, Inc., Class A *	24	—
Hewlett-Packard Co.	1,338	52
International Business Machines Corp.	741	77
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	5
Lexmark International, Inc., Class A *	52	1
Molex, Inc.	68	1
Motorola, Inc.	1,182	8
NetApp, Inc. *	178	4
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	35
SanDisk Corp. *	88	1
Sun Microsystems, Inc. *	409	4
Tellabs, Inc. *	214	1
Teradata Corp. *	87	2
Western Digital Corp. *	50	1
Xerox Corp.	440	3

		363

Telecommunication Services 0.5%

American Tower Corp., Class A *	200	6
AT&T, Inc.	2,961	74
CenturyTel, Inc.	55	2
Embarq Corp.	70	3
Frontier Communications Corp.	156	1
MetroPCS Communications, Inc. *	100	1
Qwest Communications International, Inc.	735	3
Sprint Nextel Corp. *	1,405	7
Verizon Communications, Inc.	1,384	42
Windstream Corp.	189	2

		141

Transportation 0.3%

Burlington Northern Santa Fe Corp.	176	13
C.H. Robinson Worldwide, Inc.	100	5
CSX Corp.	206	7
Expeditors International of Washington, Inc.	100	3
FedEx Corp.	143	8
Norfolk Southern Corp.	196	8
Ryder System, Inc.	29	1
Southwest Airlines Co.	336	2
Union Pacific Corp.	250	13
United Parcel Service, Inc., Class B	516	26

		86

Utilities 0.5%

Allegheny Energy, Inc.	78	2
Ameren Corp.	96	2

See financial notes 11

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

American Electric Power Co., Inc.	187	5
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	1
Consolidated Edison, Inc.	117	4
Constellation Energy Group, Inc.	85	2
Dominion Resources, Inc.	278	9
DTE Energy Co.	85	3
Duke Energy Corp.	586	9
Dynegy, Inc., Class A *	143	—
Edison International	155	5
Entergy Corp.	98	8
EQT Corp.	100	4
Exelon Corp.	315	16
FirstEnergy Corp.	157	6
FPL Group, Inc.	190	11
Integrys Energy Group, Inc.	15	—
Nicor, Inc.	32	1
NiSource, Inc.	130	2
Northeast Utilities	100	2
Pepco Holdings, Inc.	100	1
PG&E Corp.	163	6
Pinnacle West Capital Corp.	47	1
PPL Corp.	179	6
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	236	8
Questar Corp.	80	3
SCANA Corp.	100	3
Sempra Energy	123	6
Southern Co.	350	11
TECO Energy, Inc.	99	1
The AES Corp. *	311	4
Wisconsin Energy Corp.	100	4
Xcel Energy, Inc.	192	4

		157

Total Common Stock (Cost $3,104)		4,015

Other Investment Companies 86.3% of net assets
Schwab Institutional Select S&P 500 Fund (a)	1,114,043	8,166
Schwab International Index Fund, Select Shares (a)	443,599	6,184
Schwab Small-Cap Index Fund, Select Shares (a)	470,980	6,269
Schwab Total Bond Market Fund (a)	508,841	4,472
Schwab Value Advantage Money Fund, Select Shares (a)	1,083,833	1,084

Total Other Investment Companies (Cost $30,252)		26,175

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.5% of net assets

Commercial Paper & Other Corporate Obligations 0.5%

Citibank, London Time Deposit
0.05%, 07/01/09	141	141

Total Short-Term Investment (Cost $141)		141

End of Investments.

(All dollar amounts are x 1,000.)

At 06/30/09, the tax basis cost of the fund’s investments was $34,726 and the unrealized appreciation and depreciation were $367 and ($4,762), respectively, with a net unrealized depreciation of ($4,395).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

12 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $30,255)		26,184
Investments in unaffiliated issuers, at value (cost $3,242)		4,147

Total investments, at value (cost $33,497)		30,331
Receivables:
Investments sold		2
Fund shares sold		24
Dividends	+	20

Total assets		30,377

Liabilities
Payables:
Investments bought		4
Investment adviser and administrator fees		1
Fund shares redeemed		1
Trustees’ fees		1
Accrued expenses	+	36

Total liabilities		43

Net Assets
Total assets		30,377
Total liabilities	−	43

Net assets		$30,334
Net Assets by Source
Capital received from investors		35,487
Net investment income not yet distributed		981
Net realized capital losses		(2,968)
Net unrealized capital losses		(3,166)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$30,334		2,627		$11.55

See financial notes 13

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		89
Dividends received from unaffiliated issuers	+	50

Total investment income		139

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(1,422)
Net realized losses on unaffiliated investments	+	(12)

Net realized losses		(1,434)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds and stocks		2,295
Net unrealized gains on unaffiliated investments	+	77

Net unrealized gains		2,372

Expenses
Investment adviser and administrator fees		61
Professional fees		19
Shareholder reports		12
Portfolio accounting fees		10
Trustees’ fees		9
Custodian fees		3
Other expenses	+	1

Total expenses		115
Expense reduction by adviser and Schwab	—	45

Net expenses		70

Increase (Decrease) in Net Assets from Operations
Total investment income		139
Net expenses	—	70

Net investment income		69
Net realized losses		(1,434)
Net unrealized gains	+	2,372

Increase in net assets from operations		$1,007

14 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$69	$913
Net realized losses		(1,434)	(1,317)
Net unrealized gains (losses)	+	2,372	(14,556)

Increase (Decrease) in net assets from operations		1,007	(14,960)

Distributions to shareholders
Distributions from net investment income		−	1,019
Distributions from net realized gains	+	−	1,683

Total distributions		$−	$2,702

Transactions in Fund Shares

		1/1/09-6/30/09		1/1/08-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		185	$1,969	326	$4,904
Shares reinvested		−	−	250	2,702
Shares redeemed	+	(306)	(3,124)	(538)	(7,582)

Net transactions in fund shares		(121)	($1,155)	38	$24

Shares Outstanding and Net Assets

		1/1/09-6/30/09		1/1/08-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,748	$30,482	2,710	$48,120
Total increase (decrease)	+	(121)	(148)	38	(17,638)

End of period		2,627	$30,334	2,748	$30,482

Net investment income not yet distributed			$981		$912

See financial notes 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the ”trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

The Schwab MarketTrack Growth Portfolio II is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve it’s investment objectives and maintain its asset allocation. In addition, the portfolio may purchase individual securities to achieve their investment objectives. The portfolio bears it’s share of the allocable expenses of the underlying funds in which it invests. The financial statements of the portfolio should be read in conjunction with the underlying funds’ financial statements, which are filed with the Securities and Exchange Commission (SEC).

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities and Exchange Commission (SEC).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign securities that trade in markets that close prior to when the fund values its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values as determined by the fund in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund declares distributions from net investment income and net realized capital gains once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The fund intends to meet federal income tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(i) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds held a large position and a sale could reasonable impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

18

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2009:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock	$4,015	$—	$—	$4,015

Other Investment Company	26,175	—	—	26,175
Short-Term Investments
Commercial Paper & Other Corporate Obligations	—	141	—	141

Total Short-Term Investments	—	141	—	141

Total	$30,190	$141	$—	$30,331

*	The fund had no Other Financial Instruments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the portfolio and the underlying funds may involve certain risks, as discussed in the portfolio’s prospectus, including, but not limited to, those described below:

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

The portfolio’s asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long-term and the short-term. Because the portfolio will maintain exposure to bonds as well as stocks, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio’s performance may be hurt during times when segments emphasized by its target allocation are out of favor.

Many of the risks of the portfolio are associated with its investments in underlying stock and bond index funds. The portfolio’s underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio’s underlying funds seek to track the returns of various indices, in each case an underlying fund’s performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. The portfolio’s performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage-or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio’s yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds

 19

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio’s use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — the portfolio’s performance also will lag these investments.

The portfolio’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Please refer to the portfolio’s prospectus for a complete description of the principal risks of investing in the portfolio.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Schwab does not charge the fund for transfer agent and shareholder services fees. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2011. This agreement may only be amended or terminated with approval of the fund’s Board of Trustees.

20

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2009, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II Fund are:

Schwab Equity Index Funds:
Institutional Select S&P 500 Fund	0.3%
International Index Fund	0.5%
Small-Cap Index Fund	0.6%

Schwab Bond Funds:
Total Bond Market Fund	0.5%

Schwab Money Funds:
Value Advantage Money Fund	0.0%	*

*	Less than 0.1%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2009, the fund had no security transactions with other Schwab Funds.

Below is a summary of the affiliated transactions for each underlying fund during the period ended June 30, 2009:

						Realized	Distribution
	Balance of	Gross	Gross	Balance of	Market	Gain (Loss)	Received*
	Shares Held	Additions	Sales	Shares Held	Value at	1/1/2009 to	1/1/2009 to
Underlying Fund	at 12/31/08	6/30/09	6/30/09	at 6/30/09	6/30/2009	6/30/2009	6/30/2009

Schwab Institutional Select S&P 500 Fund	1,140,018	74,721	100,696	1,114,043	$8,166	($388)	$—
Schwab International Index Fund, Select Shares	478,504	—	34,905	443,599	6,184	(247)	—
Schwab Small-Cap Index Fund, Select Shares	515,008	18,829	62,857	470,980	6,269	(692)	—
Schwab Total Bond Market Fund	499,006	90,250	80,415	508,841	4,472	(95)	86
Schwab Value Advantage Money Fund, Select Shares	1,082,390	1,443	—	1,083,833	1,084	—	3
Charles Schwab Corp.	488	—	—	488	9	—	0 **

Total					$26,184	($1,422)	$89

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

**	Less than $500.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

 21

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

7. Purchases and Sales of Investment Securities:

(All dollar amounts are x 1,000)

For the period ended June 30, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,515	$2,576

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had capital loss carry forwards of $537 available to offset future net capital gains before the expiration date of December 31, 2016.

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the fund had deferred realized net capital losses of $200 and there were no capital losses being utilized to offset capital gains.

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years form the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008 the fund did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

22

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the

 23

performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

24

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

 25

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

26

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Money Market
Schwab Money Market Portfoliotm

Money Market Semiannual report dated June 30, 2009

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Investment Environment

Karen Wiggan, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfolio 1

Schwab Money Market Portfolio

The Schwab Money Market Portfolio provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield is a product of a low interest rate environment. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand for government agency securities, acted to suppress yields. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate—a key benchmark for short term interest rates—which declined during the period. The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 34 and 64 days (from 12/31/08-6/30/09).

Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	19.2%
16-30 Days	13.5%
31-60 Days	21.0%
61-90 Days	18.6%
91-120 Days	15.1%
More than 120 Days	12.6%

 Statistics

Weighted Average Maturity[2]	63 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	83.9%
Repurchase Agreements	11.3%
Commercial Paper (CP)
TLGP CP5	4.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

2 Schwab Money Market Portfolio

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money
Market Portfolio
Seven-Day Yield	0.02%

Seven-Day Effective Yield	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Schwab Money Market Portfolio 3

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Money Market Portfoliotm
Actual Return	0.41%	$1,000	$1,001.00	$2.03
Hypothetical 5% Return	0.41%	$1,000	$1,022.76	$2.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab Money Market Portfolio

Schwab Money Market Portfoliotm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.10	[2]	2.12	4.74	4.61	2.75	0.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.41	[3,4]	0.42	0.44	0.46	0.47	0.46
Gross operating expenses	0.47	[3]	0.42	0.44	0.46	0.47	0.46
Net investment income (loss)	0.21	[3]	2.06	4.62	4.55	2.74	0.89
Net assets, end of period ($ x 1,000,000)	209		268	215	159	133	116

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.37%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 5

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

83.6%	Federal Agency Securities	174,594	174,594
4.8%	Fixed-Rate Obligations	9,998	9,998
11.2%	Other Investment	23,463	23,463

99.6%	Total Investments	208,055	208,055
0.4%	Other Assets and Liabilities, Net		829

100.0%	Net Assets		208,884

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 83.6% of net assets

Fixed-Rate Coupon Notes 2.3%

Federal Home Loan Bank
0.28%, 10/02/09	2,635	2,648
0.30%, 12/11/09	2,200	2,246

		4,894

Fixed-Rate Discount Notes 80.3%

Fannie Mae
0.50%, 07/01/09	1,319	1,319
0.25%, 07/02/09	1,000	1,000
0.57%, 07/08/09	3,750	3,750
0.56%, 07/27/09	3,000	2,999
0.20%, 08/05/09	2,000	2,000
0.35%, 08/05/09	2,915	2,914
0.58%, 08/07/09	2,540	2,538
0.22%, 08/12/09	1,000	1,000
0.50%, 08/14/09	2,340	2,338
0.60%, 09/04/09	5,000	4,995
0.29%, 09/16/09	2,000	1,999
0.25%, 09/30/09	1,800	1,799
0.68%, 10/01/09	2,000	1,996
0.30%, 11/18/09	3,450	3,446
0.40%, 01/15/10	2,000	1,996
0.41%, 01/15/10	1,000	998
0.45%, 02/01/10	1,900	1,895
Federal Farm Credit Bank
0.16%, 07/16/09	4,415	4,415
0.18%, 07/20/09	1,100	1,100
0.17%, 07/30/09	7,210	7,209
0.18%, 08/28/09	2,800	2,799
0.20%, 08/28/09	5,000	4,998
0.20%, 09/09/09	1,550	1,549
0.21%, 09/15/09	4,500	4,498
0.47%, 10/07/09	1,000	999
0.24%, 10/16/09	3,000	2,998
0.24%, 10/28/09	3,000	2,998
0.29%, 11/20/09	2,500	2,497
Federal Home Loan Bank
0.57%, 07/08/09	2,880	2,880
0.30%, 07/13/09	1,250	1,250
0.50%, 07/14/09	1,275	1,275
0.20%, 07/21/09	6,700	6,699
0.50%, 07/22/09	2,000	1,999
0.56%, 07/22/09	1,600	1,599
0.19%, 07/31/09	1,500	1,500
0.36%, 08/03/09	1,800	1,799
0.20%, 08/04/09	1,300	1,300
0.21%, 08/14/09	1,000	1,000
0.60%, 08/14/09	2,000	1,998
0.51%, 08/18/09	1,745	1,744
0.56%, 08/20/09	1,750	1,749
0.62%, 09/01/09	1,000	999
0.65%, 09/01/09	1,000	999
0.68%, 09/01/09	2,000	1,998
0.21%, 09/04/09	2,765	2,764
0.60%, 09/04/09	1,000	999
0.60%, 09/09/09	1,000	999
0.24%, 09/23/09	1,500	1,499
0.40%, 10/09/09	3,500	3,496
0.36%, 10/15/09	1,000	999
0.25%, 10/16/09	3,800	3,797
0.29%, 11/18/09	2,700	2,697
0.82%, 12/01/09	2,127	2,120
0.35%, 12/04/09	1,002	1,000
0.40%, 01/13/10	1,000	998
Freddie Mac
0.55%, 07/27/09	2,000	1,999
0.20%, 08/03/09	2,000	2,000
0.21%, 08/03/09	5,000	4,999
0.60%, 08/03/09	1,000	999
0.57%, 08/17/09	1,120	1,119
0.21%, 08/31/09	2,357	2,356
0.21%, 09/14/09	3,000	2,999
0.60%, 09/14/09	6,000	5,992
0.70%, 09/14/09	2,000	1,997
0.41%, 09/30/09	2,536	2,533
0.22%, 10/05/09	3,203	3,201
0.42%, 10/13/09	4,000	3,995
0.32%, 11/09/09	1,000	999
0.30%, 11/20/09	1,825	1,823
0.26%, 11/30/09	2,000	1,998
0.47%, 05/05/10	1,500	1,494

		167,701

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Variable-Rate Coupon Note 1.0%

Freddie Mac
0.58%, 09/24/09	2,000	1,999

Total Federal Agency Securities (Cost $174,594)		174,594

Fixed-Rate Obligations 4.8% of net assets

Commercial Paper & Other Corporate Obligations 4.8%

Citigroup Funding, Inc., (FDIC Insured)
0.25%, 07/09/09 (a)(b)	5,000	5,000
0.30%, 08/10/09 (a)(b)	5,000	4,998

Total Fixed-Rate Obligations (Cost $9,998)		9,998

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 11.2% of net assets

Repurchase Agreement 11.2%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $23,932
0.02%, issued 06/30/09,
due 07/01/09	23,463	23,463

Total Other Investments (Cost $23,463)		23,463

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $208,055.

(a)	Credit-enhanced security.
(b)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

See financial notes 7

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$184,592
Repurchase agreements, at cost and value	+	23,463

Total investments, at cost and value		208,055
Receivables:
Fund shares sold		1,867
Interest		21
Prepaid expenses	+	21

Total assets		209,964

Liabilities
Payables:
Investment adviser and administrator fees		1
Fund shares redeemed		1,050
Distributions to shareholders		2
Trustees’ fees		2
Accrued expenses	+	25

Total liabilities		1,080

Net Assets
Total assets		209,964
Total liabilities	−	1,080

Net assets		$208,884
Net Assets by Source
Capital received from investors		208,884

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$208,884		208,931		$1.00

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$747

Expenses
Investment adviser and administrator fees		424
Temporary Guarantee Program expense		50
Shareholder reports		23
Trustees’ fees		22
Portfolio accounting fees		22
Professional fees		17
Custodian fees		5
Other expenses	+	1

Total expenses		564
Expense reduction by adviser and Schwab	—	68

Net expenses		496

Increase (Decrease) in Net Assets from Operations
Total investment income		747
Net expenses	—	496

Net investment income		251

Increase in net assets from operations		$251

See financial notes 9

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$251	$4,967

Increase in net assets from operations		251	4,967

Distributions to Shareholders
Distributions from net investment income		251	4,967

Transactions in Fund Shares*
Shares sold		52,908	238,748
Shares reinvested		249	4,967
Shares redeemed	+	(112,292)	(191,099)

Net transactions in fund shares		(59,135)	52,616

Net Assets
Beginning of period		268,019	215,403
Total increase (decrease)	+	(59,135)	52,616

End of period		$208,884	$268,019

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

10 See financial notes

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 11

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes/pays distributions from net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2009:

Money Market Portfolio

	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Federal Agency Securities	—	174,594	—	174,594
Fixed-Rate Obligations	—	9,998	—	9,998
Other Investments	—	23,463	—	23,463

Total	$—	$208,055	$—	$208,055

*	The fund had no Other Financial Instruments.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U. S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the “Program Extension”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Schwab Money Market Portfolio, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $25 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $37 to participate in the first extension of the Program, which covers the period December 19, 2008 through April 30, 2009. The fund paid $37 to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

14

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the period was, the trust’s transfer agent and shareholder services agent. Schwab does not charge the fund for transfer agent and Shareholder Services fees. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2011. The agreement may only be amended or terminated with approval of the Fund’s Board of Trustees.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009 the balance of recoupable expenses is as follows:

Expiration	Schwab Money Market Portfolio

12/31/2012	$68

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2009, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no capital loss carry forwards.

 15

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains. The fund had a capital loss of $2 that expired in 2008.

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008 the fund did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

16

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the

 17

performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

18

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

 19

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

20

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 21

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Semiannual report dated June 30, 2009

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec. gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns were positive on the aggregate indicating that prices were recovering from earlier lows in some sectors. For the six-month period ending June 30, 2009, the S&P 500 Index returned 3.16%; returns were driven by the Information Technology sector, which was up 24.86%. Industrials and Telecomm Service were the weakest sectors, returning -5.93% and -3.96%, respectively. In general, non-dividend paying stocks outperformed dividend paying stocks. From a broad-market standpoint, growth stocks generally outperformed value, with the Russell 1000 Growth Index returning 11.53%, while the Russell 1000 Value Index returned –2.87%. Internationally, the MSCI EAFE Index (Gross) returned 8.42%, while the MSCI Emerging Markets Index (Gross) returned 36.22%.

On the fixed income side, markets continued to be affected by a low interest rate environment and continued high demand for government-backed securities. The Federal Open Market Committee left the Federal Funds Rate at a target of 0% to 0.25% throughout the period. The 3-month London Interbank Offer Rate (LIBOR) declined during the period, and stood at 0.59% on 6/30/09. The Barclays Capital U.S. Aggregate Bond Index returned 1.90%, while the Barclays Capital General Muni Bond Index returned 6.42%. TIPS and GNMA securities were also strong, with the Barclays Capital GNMA Index up 2.44% and the Barclays Capital U.S. TIPS Index up 6.21%. Short-term Treasury securities were also positive, but yields remained low as investors continued to see Treasuries as a safe haven. The Barclays Capital U.S. Treasury Bills: 1-3 Months returned 0.08%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

3.16%	S&P 500® Index: measures U.S. large-cap stocks

2.64%	Russell 2000® Index: measures U.S. small-cap stocks

8.42%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.90%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment
Management, is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998 and was named to his current position in 2007.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio returned 3.11% for the period, tracking its benchmark the S&P 500 Index, which returned 3.16%. Indices are unmanaged, and unlike the portfolio, do not include operational and transactional costs. The S&P 500 Index spans a broad range of industries as it includes the 500 leading U.S. companies and is market-cap weighted. Therefore, its returns are most heavily influenced by the largest names in the index. In the S&P 500, Information Technology was the top performing sector, returning 24.86%; the positive performance reflected strong returns from some of the sectors largest names including Microsoft, Apple, and IBM. Materials and Consumer discretionary also contributed meaningfully to the index’s performance, returning 13.89% and 8.60%, respectively. The index’s worst performing sector, Industrials, returned -5.93%. Other declining sectors included Telecomm Service and Financials, which returned -3.96% and -3.41%, respectively. Compared to the previous period, returns across the board improved substantially.

As of 6/30/09:
 Style Assessment1

 Statistics

Number of Holdings	511
Weighted Average Market

Cap ($ x 1,000,000)	$71,735

Price/Earnings Ratio (P/E)	40.4

Price/Book Ratio (P/B)	2.0

Portfolio Turnover Rate[2,3]	0%

 Sector Weightings % of Investments

Information Technology	18.6%

Health Care	14.0%

Financials	12.9%

Energy	12.3%

Consumer Staples	12.0%

Industrials	9.8%

Consumer Discretionary	8.8%

Utilities	4.1%

Telecommunication Services	3.5%

Materials	3.1%

Other	0.9%

Total	100.0%

 Top Holdings % of Net Assets4

Exxon Mobil Corp.	4.3%

Microsoft Corp.	2.2%

Johnson & Johnson	2.0%

The Procter & Gamble Co.	1.9%

AT&T, Inc.	1.8%
International Business Machines

Corp.	1.7%

Chevron Corp.	1.7%

JPMorgan Chase & Co.	1.6%

Apple, Inc.	1.6%

General Electric Co.	1.5%

Total	20.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio as of 6/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	Less than 1%.

[4]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance Summary as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Performance of a Hypothetical
$10,000 Investment

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	3.11%	-25.72%	-2.24%	-2.39%
Benchmark: S&P 500® Index	3.16%	-26.21%	-2.24%	-2.22%
Fund Category: Morningstar Large-Cap Blend	4.91%	-27.67%	-3.63%	-3.02%

Portfolio Expense Ratios3: 0.26%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[2]	Source for category information: Morningstar, Inc.

[3]	As stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab S&P 500 Index Portfolio

Portfolio Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab S&P 500 Index Portfolio
Actual Return	0.28%	$1,000	$1,031.10	$1.41
Hypothetical 5% Return	0.28%	$1,000	$1,023.41	$1.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	13.18		21.37	20.60	18.09	17.56	16.06

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.37	0.39	0.34	0.31	0.29
Net realized and unrealized gains (losses)	0.25		(8.18)	0.71	2.48	0.53	1.40

Total from investment operations	0.41		(7.81)	1.10	2.82	0.84	1.69
Less distributions:
Distributions from net investment income	—		(0.38)	(0.33)	(0.31)	(0.31)	(0.19)

Net asset value at end of period	13.59		13.18	21.37	20.60	18.09	17.56

Total return (%)	3.11	[1]	(36.56)	5.34	15.60	4.75	10.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	[2]	0.26	0.25	0.28	0.27	0.28
Gross operating expenses	0.31	[2]	0.26	0.25	0.31	0.30	0.31
Net investment income (loss)	2.44	[2]	2.10	1.74	1.67	1.59	1.75
Portfolio turnover rate	0	[1,3]	3	2	3	4	4
Net assets, end of period ($ x 1,000,000)	106		105	169	167	157	162

* Unaudited.

1 Not annualized.
2 Annualized.
3 Less than 1%.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Common Stock	103,732	104,891
0.9%	Short-Term Investments	993	993

99.5%	Total Investments	104,725	105,884
0.1%	Collateral Invested for Securities on Loan	63	63
0.4%	Other Assets and Liabilities, Net		455

100.0%	Net Assets		106,402

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.6% of net assets

Automobiles & Components 0.4%

Ford Motor Co. *	24,212	147
Harley-Davidson, Inc.	3,256	53
Johnson Controls, Inc.	7,500	163
The Goodyear Tire & Rubber Co. *	2,500	28

		391

Banks 2.6%

BB&T Corp.	7,320	161
Comerica, Inc.	2,330	49
Fifth Third Bancorp	7,705	55
First Horizon National Corp. *	2,836	34
Hudson City Bancorp, Inc.	6,900	92
Huntington Bancshares, Inc.	4,856	20
KeyCorp	6,600	35
M&T Bank Corp.	1,071	55
Marshall & Ilsley Corp.	3,438	16
People’s United Financial, Inc.	4,600	69
PNC Financial Services Group, Inc.	5,711	222
Regions Financial Corp.	9,227	37
SunTrust Banks, Inc.	4,800	79
U.S. Bancorp	23,199	416
Wells Fargo & Co.	60,558	1,469
Zions Bancorp	1,508	17

		2,826

Capital Goods 7.0%

3M Co.	9,060	545
Caterpillar, Inc.	7,980	264
Cooper Industries Ltd., Class A	2,600	81
Cummins, Inc.	2,400	84
Danaher Corp.	3,126	193
Deere & Co.	5,800	232
Dover Corp.	2,800	93
Eaton Corp.	1,740	78
Emerson Electric Co.	10,160	329
Fastenal Co.	1,276	42
Flowserve Corp.	800	56
Fluor Corp.	2,200	113
General Dynamics Corp.	5,110	283
General Electric Co.	137,198	1,608
Goodrich Corp.	1,660	83
Honeywell International, Inc.	9,637	303
Illinois Tool Works, Inc.	5,344	200
ITT Corp.	2,480	110
Jacobs Engineering Group, Inc. *	1,500	63
L-3 Communications Holdings, Inc.	1,500	104
Lockheed Martin Corp.	4,370	352
Masco Corp.	5,010	48
Northrop Grumman Corp.	4,354	199
PACCAR, Inc.	4,194	136
Pall Corp.	1,400	37
Parker Hannifin Corp.	2,235	96
Precision Castparts Corp.	1,700	124
Quanta Services, Inc. *	1,250	29
Raytheon Co.	5,410	240
Rockwell Automation, Inc.	2,050	66
Rockwell Collins, Inc.	2,200	92
Textron, Inc.	3,400	33
The Boeing Co.	9,696	412
The Manitowoc Co., Inc.	1,500	8
United Technologies Corp.	12,500	649
W.W. Grainger, Inc.	800	65

		7,450

Commercial & Professional Supplies 0.7%

Avery Dennison Corp.	1,100	28
Cintas	1,157	27
Equifax, Inc.	2,000	52
Iron Mountain, Inc. *	2,400	69
Monster Worldwide, Inc. *	1,704	20
Pitney Bowes, Inc.	2,800	61
R.R. Donnelley & Sons Co.	2,960	34
Republic Services, Inc.	4,236	103
Robert Half International, Inc.	1,550	37
Stericycle, Inc. *	1,100	57
The Dun & Bradstreet Corp.	700	57
Waste Management, Inc.	6,757	190

		735

Consumer Durables & Apparel 1.0%

Centex Corp.	1,400	12
Coach, Inc.	4,600	124
D.R. Horton, Inc.	2,500	23
Eastman Kodak Co.	3,155	9
Fortune Brands, Inc.	1,607	56
Harman International Industries, Inc.	800	15
Hasbro, Inc.	1,985	48
Ingersoll-Rand plc	2,255	47
Jones Apparel Group, Inc.	1,500	16

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

KB HOME	960	13
Leggett & Platt, Inc.	2,300	35
Lennar Corp., Class A	1,600	16
Liz Claiborne, Inc.	997	3
Mattel, Inc.	5,300	85
Newell Rubbermaid, Inc.	3,924	41
NIKE, Inc., Class B	4,920	255
Polo Ralph Lauren Corp.	900	48
Pulte Homes, Inc.	2,000	18
Snap-on, Inc.	800	23
The Black & Decker Corp.	1,010	29
The Stanley Works	391	13
VF Corp.	1,110	61
Whirlpool Corp.	1,033	44

		1,034

Consumer Services 1.8%

Apollo Group, Inc., Class A *	1,327	94
Carnival Corp.	5,222	135
Darden Restaurants, Inc.	1,590	52
DeVry, Inc.	600	30
H&R Block, Inc.	4,200	72
International Game Technology	4,200	67
Marriott International, Inc., Class A	4,328	96
McDonald’s Corp.	14,700	845
Starbucks Corp. *	9,520	132
Starwood Hotels & Resorts Worldwide, Inc.	2,900	64
Wyndham Worldwide Corp.	2,280	28
Wynn Resorts Ltd. *	800	28
Yum! Brands, Inc.	6,800	227

		1,870

Diversified Financials 7.1%

American Capital Ltd.	1,200	4
American Express Co.	15,870	369
Ameriprise Financial, Inc.	3,278	80
Bank of America Corp.	105,067	1,387
Bank of New York Mellon Corp.	15,077	442
Capital One Financial Corp.	5,580	122
CIT Group, Inc.	2,400	5
Citigroup, Inc. (c)	70,682	210
CME Group, Inc.	860	267
Discover Financial Services	6,890	71
E*TRADE Financial Corp. *	5,160	7
Federated Investors, Inc., Class B	1,100	26
Franklin Resources, Inc.	2,100	151
IntercontinentalExchange, Inc. *	900	103
Invesco Ltd.	3,900	69
Janus Capital Group, Inc.	1,941	22
JPMorgan Chase & Co.	50,901	1,736
Legg Mason, Inc.	1,500	37
Leucadia National Corp. *	2,000	42
Moody’s Corp.	2,680	71
Morgan Stanley	15,780	450
Northern Trust Corp.	2,770	149
NYSE Euronext	3,000	82
SLM Corp. *	5,200	53
State Street Corp.	5,100	241
T. Rowe Price Group, Inc.	3,400	142
The Charles Schwab Corp. (a)	12,506	219
The Goldman Sachs Group, Inc.	6,437	949
The Nasdaq OMX Group, Inc. *	1,800	38

		7,544

Energy 12.2%

Anadarko Petroleum Corp.	6,094	277
Apache Corp.	4,408	318
Baker Hughes, Inc.	4,100	149
BJ Services Co.	3,800	52
Cabot Oil & Gas Corp.	1,300	40
Cameron International Corp. *	2,800	79
Chesapeake Energy Corp.	6,300	125
Chevron Corp.	26,816	1,777
ConocoPhillips	20,652	869
CONSOL Energy, Inc.	2,300	78
Denbury Resources, Inc. *	3,300	49
Devon Energy Corp.	5,663	309
Diamond Offshore Drilling, Inc.	600	50
El Paso Corp.	9,041	83
ENSCO International, Inc.	1,900	66
EOG Resources, Inc.	3,214	218
Exxon Mobil Corp.	65,018	4,545
FMC Technologies, Inc. *	1,500	56
Halliburton Co.	11,820	245
Hess Corp.	3,410	183
Marathon Oil Corp.	9,264	279
Massey Energy Co.	1,000	19
Murphy Oil Corp.	2,332	127
Nabors Industries Ltd. *	4,000	62
National-Oilwell Varco, Inc. *	4,586	150
Noble Energy	2,000	118
Occidental Petroleum Corp.	11,000	724
Peabody Energy Corp.	3,300	99
Pioneer Natural Resources Co.	1,600	41
Range Resources Corp.	1,700	70
Rowan Cos., Inc.	1,200	23
Schlumberger Ltd.	15,340	830
Smith International, Inc.	2,500	64
Southwestern Energy Co. *	4,400	171
Spectra Energy Corp.	7,781	132
Sunoco, Inc.	1,240	29
Tesoro Corp.	1,800	23
The Williams Cos., Inc.	7,600	119
Valero Energy Corp.	6,960	118
XTO Energy, Inc.	6,986	266

		13,032

Food & Staples Retailing 3.0%

Costco Wholesale Corp.	5,600	256
CVS Caremark Corp.	18,885	602
Safeway, Inc.	5,840	119
SUPERVALU, INC.	2,435	32
Sysco Corp.	7,700	173
The Kroger Co.	8,740	193
Wal-Mart Stores, Inc.	29,380	1,423
Walgreen Co.	12,975	381
Whole Foods Market, Inc.	1,800	34

		3,213

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 6.0%

Altria Group, Inc.	26,864	440
Archer-Daniels-Midland Co.	8,400	225
Brown-Forman Corp., Class B	880	38
Campbell Soup Co.	2,300	68
Coca-Cola Enterprises, Inc.	4,000	67
ConAgra Foods, Inc.	6,170	118
Constellation Brands, Inc., Class A *	2,300	29
Dean Foods Co. *	1,700	33
Dr. Pepper Snapple Group, Inc. *	3,000	64
General Mills, Inc.	4,579	257
H.J. Heinz Co.	4,270	152
Hormel Foods Corp.	900	31
Kellogg Co.	3,400	158
Kraft Foods, Inc., Class A	19,590	496
Lorillard, Inc.	2,136	145
McCormick & Co., Inc.	1,700	55
Molson Coors Brewing Co., Class B	1,678	71
PepsiCo, Inc.	20,490	1,126
Philip Morris International, Inc.	26,504	1,156
Reynolds American, Inc.	2,156	83
Sara Lee Corp.	10,600	103
The Coca-Cola Co.	26,002	1,248
The Hershey Co.	2,244	81
The J.M. Smucker Co.	1,746	85
The Pepsi Bottling Group, Inc.	1,902	64
Tyson Foods, Inc., Class A	1,186	15

		6,408

Health Care Equipment & Services 4.2%

Aetna, Inc.	6,180	155
AmerisourceBergen Corp.	4,360	77
Baxter International, Inc.	8,210	435
Becton, Dickinson & Co.	3,300	235
Boston Scientific Corp. *	16,590	168
C.R. Bard, Inc.	1,320	98
Cardinal Health, Inc.	4,834	148
CIGNA Corp.	4,080	98
Coventry Health Care, Inc. *	2,050	38
DaVita, Inc. *	800	40
DENTSPLY International, Inc.	2,000	61
Express Scripts, Inc. *	3,364	231
Hospira, Inc. *	2,100	81
Humana, Inc. *	2,100	68
IMS Health, Inc.	2,600	33
Intuitive Surgical, Inc. *	500	82
Laboratory Corp. of America Holdings *	1,504	102
McKesson Corp.	3,716	164
Medco Health Solutions, Inc. *	6,676	305
Medtronic, Inc.	14,709	513
Patterson Cos., Inc. *	980	21
Quest Diagnostics, Inc.	1,960	111
St. Jude Medical, Inc. *	4,204	173
Stryker Corp.	3,260	130
Tenet Healthcare Corp. *	6,500	18
UnitedHealth Group, Inc.	15,910	397
Varian Medical Systems, Inc. *	1,000	35
WellPoint, Inc. *	6,836	348
Zimmer Holdings, Inc. *	2,984	127

		4,492

Household & Personal Products 2.9%

Avon Products, Inc.	5,116	132
Colgate-Palmolive Co.	6,470	457
Kimberly-Clark Corp.	5,526	290
The Clorox Co.	1,900	106
The Estee Lauder Cos., Inc., Class A	1,500	49
The Procter & Gamble Co.	39,493	2,018

		3,052

Insurance 2.3%

Aflac, Inc.	6,250	194
American International Group, Inc.	33,438	39
Aon Corp.	3,610	137
Assurant, Inc.	1,500	36
Cincinnati Financial Corp.	2,335	52
Genworth Financial, Inc., Class A	5,000	35
Lincoln National Corp.	3,662	63
Loews Corp.	3,788	104
Marsh & McLennan Cos., Inc.	7,000	141
MBIA, Inc. *	1,750	8
MetLife, Inc.	9,807	294
Principal Financial Group, Inc.	3,563	67
Prudential Financial, Inc.	6,070	226
The Allstate Corp.	7,440	181
The Chubb Corp.	4,740	189
The Hartford Financial Services Group, Inc.	3,930	47
The Progressive Corp. *	9,080	137
The Travelers Cos., Inc.	7,759	318
Torchmark Corp.	1,500	56
Unum Group	4,276	68
XL Capital Ltd., Class A	1,900	22

		2,414

Materials 3.1%

Air Products & Chemicals, Inc.	2,820	182
AK Steel Holding Corp.	1,125	22
Alcoa, Inc.	11,072	114
Allegheny Technologies, Inc.	1,270	44
Ball Corp.	1,200	54
Bemis Co., Inc.	1,400	35
CF Industries Holdings, Inc.	700	52
E.I. du Pont de Nemours & Co.	12,114	310
Eastman Chemical Co.	1,000	38
Ecolab, Inc.	2,104	82
Freeport-McMoRan Copper & Gold, Inc.	4,802	241
International Flavors & Fragrances, Inc.	1,000	33
International Paper Co.	6,498	98
MeadWestvaco Corp.	2,549	42
Monsanto Co.	7,050	524
Newmont Mining Corp.	5,446	223
Nucor Corp.	4,000	178
Owens-Illinois, Inc. *	2,200	62

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Pactiv Corp. *	1,800	39
PPG Industries, Inc.	2,300	101
Praxair, Inc.	4,045	287
Sealed Air Corp.	2,428	45
Sigma-Aldrich Corp.	1,282	63
The Dow Chemical Co.	12,305	199
Titanium Metals Corp.	1,000	9
United States Steel Corp.	1,500	54
Vulcan Materials Co.	1,100	47
Weyerhaeuser Co.	2,800	85

		3,263

Media 2.6%

CBS Corp., Class B	9,880	68
Comcast Corp., Class A	37,813	548
Gannett Co., Inc.	2,960	11
Meredith Corp.	300	8
News Corp., Class A	30,574	279
Omnicom Group, Inc.	4,240	134
Scripps Networks Interactive, Class A	1,000	28
The DIRECTV Group, Inc. *	7,380	182
The Interpublic Group of Cos., Inc. *	4,997	25
The McGraw-Hill Cos., Inc.	4,330	130
The New York Times Co., Class A	1,700	9
The Walt Disney Co.	24,320	568
The Washington Post Co., Class B	30	11
Time Warner Cable, Inc.	4,009	127
Time Warner, Inc.	15,974	402
Viacom, Inc., Class B *	8,380	190

		2,720

Pharmaceuticals, Biotechnology & Life Sciences 9.7%

Abbott Laboratories	20,295	955
Allergan, Inc.	4,110	196
Amgen, Inc. *	13,864	734
Biogen Idec, Inc. *	3,850	174
Bristol-Myers Squibb Co.	26,340	535
Celgene Corp. *	6,050	289
Cephalon, Inc. *	900	51
Eli Lilly & Co.	13,320	461
Forest Laboratories, Inc. *	4,070	102
Genzyme Corp. *	3,600	200
Gilead Sciences, Inc. *	12,078	566
Johnson & Johnson	36,448	2,070
King Pharmaceuticals, Inc. *	3,466	33
Life Technologies Corp. *	1,439	60
Merck & Co., Inc.	27,730	775
Millipore Corp. *	500	35
Mylan, Inc. *	2,691	35
PerkinElmer, Inc.	1,700	30
Pfizer, Inc.	88,369	1,326
Schering-Plough Corp.	21,640	544
Teva Pharmaceutical Industries Ltd. ADR	409	20
Thermo Fisher Scientific, Inc. *	5,590	228
Waters Corp. *	1,400	72
Watson Pharmaceuticals, Inc. *	1,500	51
Wyeth	17,470	793

		10,335

Real Estate 0.8%

Apartment Investment & Management Co., Class A	1,877	17
AvalonBay Communities, Inc.	1,034	58
Boston Properties, Inc.	1,216	58
CB Richard Ellis Group, Inc., Class A *	2,300	21
Equity Residential	3,500	78
HCP, Inc.	2,800	59
Health Care REIT, Inc.	1,400	48
Host Hotels & Resorts, Inc.	6,500	55
Kimco Realty Corp.	2,710	27
Plum Creek Timber Co., Inc.	2,060	61
ProLogis	2,600	21
Public Storage	1,500	98
Simon Property Group, Inc.	2,892	149
Ventas, Inc.	1,900	57
Vornado Realty Trust	1,647	74

		881

Retailing 3.2%

Abercrombie & Fitch Co., Class A	500	13
Amazon.com, Inc. *	3,900	326
AutoNation, Inc. *	1,900	33
AutoZone, Inc. *	500	75
Bed Bath & Beyond, Inc. *	3,016	93
Best Buy Co., Inc.	4,725	158
Big Lots, Inc. *	1,400	29
Expedia, Inc. *	2,600	39
Family Dollar Stores, Inc.	2,000	57
GameStop Corp., Class A *	2,000	44
Genuine Parts Co.	2,500	84
J.C. Penney Co., Inc.	2,900	83
Kohl’s Corp. *	4,110	176
Limited Brands, Inc.	3,908	47
Lowe’s Cos., Inc.	19,340	375
Macy’s, Inc.	5,922	70
Nordstrom, Inc.	2,850	57
O’Reilly Automotive, Inc. *	1,800	68
Office Depot, Inc. *	3,500	16
RadioShack Corp.	259	4
Sears Holdings Corp. *	875	58
Staples, Inc.	9,150	185
Target Corp.	9,970	393
The Gap, Inc.	7,076	116
The Home Depot, Inc.	22,365	528
The Sherwin-Williams Co.	1,133	61
The TJX Cos., Inc.	5,810	183
Tiffany & Co.	1,126	29

		3,400

Semiconductors & Semiconductor Equipment 2.5%

Advanced Micro Devices, Inc. *	5,530	21
Altera Corp.	4,180	68
Analog Devices, Inc.	4,130	102
Applied Materials, Inc.	17,770	195

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Broadcom Corp., Class A *	6,165	153
Intel Corp.	72,731	1,204
KLA-Tencor Corp.	2,700	68
Linear Technology Corp.	3,200	75
LSI Corp. *	5,410	25
MEMC Electronic Materials, Inc. *	2,900	52
Microchip Technology, Inc.	2,500	56
Micron Technology, Inc. *	8,800	45
National Semiconductor Corp.	3,400	43
Novellus Systems, Inc. *	1,600	27
NVIDIA Corp. *	7,200	81
Teradyne, Inc. *	2,100	14
Texas Instruments, Inc.	17,160	365
Xilinx, Inc.	3,800	78

		2,672

Software & Services 7.2%

Adobe Systems, Inc. *	7,400	209
Affiliated Computer Services, Inc., Class A *	1,191	53
Akamai Technologies, Inc. *	2,000	38
Autodesk, Inc. *	3,320	63
Automatic Data Processing, Inc.	6,873	244
BMC Software, Inc. *	2,560	87
CA, Inc.	5,344	93
Citrix Systems, Inc. *	2,360	75
Cognizant Technology Solutions Corp., Class A *	3,600	96
Computer Sciences Corp. *	2,100	93
Compuware Corp. *	3,750	26
Convergys Corp. *	1,354	13
eBay, Inc. *	14,588	250
Electronic Arts, Inc. *	4,058	88
Fidelity National Information Services, Inc.	2,000	40
Fiserv, Inc. *	2,260	103
Google, Inc., Class A *	3,177	1,339
Intuit, Inc. *	4,396	124
MasterCard, Inc., Class A	1,000	167
McAfee, Inc. *	2,000	84
Microsoft Corp.	100,468	2,388
Novell, Inc. *	5,200	24
Oracle Corp.	51,180	1,096
Paychex, Inc.	4,450	112
Salesforce.com, Inc. *	1,054	40
Symantec Corp. *	11,441	178
Total System Services, Inc.	2,600	35
VeriSign, Inc. *	2,025	38
Western Union Co.	9,959	163
Yahoo!, Inc. *	18,000	282

		7,641

Technology Hardware & Equipment 8.8%

Agilent Technologies, Inc. *	5,167	105
Amphenol Corp., Class A	2,300	73
Apple, Inc. *	11,650	1,659
Ciena Corp. *	957	10
Cisco Systems, Inc. *	76,738	1,430
Corning, Inc.	19,950	320
Dell, Inc. *	23,192	318
EMC Corp. *	27,122	355
FLIR Systems, Inc. *	1,900	43
Harris Corp.	1,800	51
Harris Stratex Networks, Inc., Class A *	447	3
Hewlett-Packard Co.	32,263	1,247
International Business Machines Corp.	17,585	1,836
Jabil Circuit, Inc.	2,127	16
JDS Uniphase Corp. *	2,519	14
Juniper Networks, Inc. *	6,800	161
Lexmark International, Inc., Class A *	1,300	21
Molex, Inc.	1,800	28
Motorola, Inc.	29,835	198
NetApp, Inc. *	4,600	91
QLogic Corp. *	1,990	25
QUALCOMM, Inc.	21,490	971
SanDisk Corp. *	2,900	43
Sun Microsystems, Inc. *	11,450	106
Tellabs, Inc. *	5,630	32
Teradata Corp. *	2,400	56
Tyco Electronics Ltd.	1,294	24
Western Digital Corp. *	1,457	39
Xerox Corp.	12,190	79

		9,354

Telecommunication Services 3.5%

American Tower Corp., Class A *	5,300	167
AT&T, Inc.	77,238	1,918
CenturyTel, Inc.	1,370	42
Embarq Corp.	1,877	79
Frontier Communications Corp.	4,298	31
MetroPCS Communications, Inc. *	1,700	23
Qwest Communications International, Inc.	19,896	82
Sprint Nextel Corp. *	37,759	182
Verizon Communications, Inc.	37,124	1,141
Windstream Corp.	5,335	45

		3,710

Transportation 2.0%

Burlington Northern Santa Fe Corp.	3,750	276
C.H. Robinson Worldwide, Inc.	2,200	115
CSX Corp.	5,320	184
Expeditors International of Washington, Inc.	2,500	83
FedEx Corp.	3,920	218
Norfolk Southern Corp.	5,100	192
Ryder System, Inc.	600	17
Southwest Airlines Co.	7,886	53
Union Pacific Corp.	6,780	353
United Parcel Service, Inc., Class B	13,415	671

		2,162

Utilities 4.0%

Allegheny Energy, Inc.	2,241	57
Ameren Corp.	2,800	70
American Electric Power Co., Inc.	5,370	155
CenterPoint Energy, Inc.	4,550	50

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

CMS Energy Corp.	2,960	36
Consolidated Edison, Inc.	3,650	137
Constellation Energy Group, Inc.	2,500	66
Dominion Resources, Inc.	7,740	259
DTE Energy Co.	2,200	70
Duke Energy Corp.	16,863	246
Dynegy, Inc., Class A *	4,295	10
Edison International	4,350	137
Entergy Corp.	2,527	196
EQT Corp.	1,700	59
Exelon Corp.	8,740	448
FirstEnergy Corp.	4,108	159
FPL Group, Inc.	5,450	310
Integrys Energy Group, Inc.	697	21
Nicor, Inc.	610	21
NiSource, Inc.	3,646	43
Northeast Utilities	2,000	45
Pepco Holdings, Inc.	2,850	38
PG&E Corp.	4,800	184
Pinnacle West Capital Corp.	1,350	41
PPL Corp.	5,010	165
Progress Energy, Inc.	3,480	132
Public Service Enterprise Group, Inc.	6,750	220
Questar Corp.	2,300	71
SCANA Corp.	1,600	52
Sempra Energy	3,291	163
Southern Co.	10,260	320
TECO Energy, Inc.	2,840	34
The AES Corp. *	8,950	104
Wisconsin Energy Corp.	1,550	63
Xcel Energy, Inc.	5,959	110

		4,292

Total Common Stock (Cost $103,732)		104,891

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Corporate Obligations 0.8%

Citibank, Nassau Time Deposit
0.05%, 07/01/09	829	829

U.S. Treasury Bill 0.1%

U.S. Treasury Bills
0.16%, 09/17/09 (b)	164	164

Total Short-Term Investments (Cost $993)		993

End of Investments.
	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets
Short-term Investment Trust, Liquid Assets Portfolio	62,618	63

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000.)

At 06/30/09, the tax basis cost of the fund’s investments was $107,431 and the unrealized appreciation and depreciation were $26,349 and ($27,896), respectively, with a net unrealized depreciation of ($1,547).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at 06/30/09. All numbers x 1,000 except number of contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 09/18/09	20	916	(20)

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments in unaffiliated issuers, at value including securities on loan of $57 (cost $104,612)		$105,665
Investments in affiliated issuers, at value (cost $113)	+	219

Total investments, at value (cost $104,725)		105,884
Collateral invested for securities on loan		63
Receivables:
Investments sold		112
Fund shares sold		390
Dividends		147
Prepaid expenses	+	1

Total assets		106,597

Liabilities
Collateral held for securities on loan		63
Payables:
Investments bought		92
Investment adviser and administrator fees		1
Fund shares redeemed		6
Due to brokers for futures		6
Trustees’ fees		1
Accrued expenses	+	26

Total liabilities		195

Net Assets
Total assets		106,597
Total liabilities	−	195

Net assets		$106,402
Net Assets by Source
Capital received from investors		120,959
Net investment income not yet distributed		4,154
Net realized capital losses		(19,850)
Net unrealized capital gains		1,139

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$106,402		7,827		$13.59

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends received from unaffiliated issuers		$1,319
Dividends received from affiliated issuers		2
Securities on loan	+	6

Total investment income		1,327

Net Realized Gains and Losses
Net realized losses on sale of affiliated investments		(1)
Net realized losses on unaffiliated investments		(1,384)
Net realized gains on futures contracts	+	173

Net realized losses		(1,212)

Net Unrealized Gains and Losses
Net unrealized gains on unaffiliated investments		2,892
Net unrealized gains on affiliated issuer		16
Net unrealized losses on futures contracts	+	(20)

Net unrealized gains		2,888

Expenses
Investment adviser and administrator fees		73
Portfolio accounting fees		21
Professional fees		16
Trustees’ fees		13
Shareholder reports		11
Custodian fees		5
Other expenses	+	11

Total expenses		150
Expense reduction by adviser and Schwab	−	15

Net expenses		135

Increase (Decrease) in Net Assets from Operations
Total investment income		1,327
Net expenses	−	135

Net investment income		1,192
Net realized losses		(1,212)
Net unrealized gains	+	2,888

Increase in net assets from operations		$2,868

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$1,192	$2,985
Net realized losses		(1,212)	(4,853)
Net unrealized gains (losses)	+	2,888	(60,334)

Increase (Decrease) in net assets from operations		2,868	(62,202)

Distributions to shareholders
Distributions from net investment income		$−	$2,961

Transactions in Fund Shares

		1/1/09-6/30/09		1/1/08-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		706	$8,811	1,523	$26,975
Shares reinvested		−	−	226	2,961
Shares redeemed	+	(879)	(10,684)	(1,642)	(28,074)

Net transactions in fund shares		(173)	($1,873)	107	$1,862

Shares Outstanding and Net Assets

		1/1/09-6/30/09		1/1/08-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,000	$105,407	7,893	$168,708
Total increase (decrease)	+	(173)	995	107	(63,301)

End of period		7,827	$106,402	8,000	$105,407

Net investment income not yet distributed			$4,154		$2,962

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000.)

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

(b) Portfolio Investments:

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions that pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000.)

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income and net realized capital gains once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of

America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000.)

Various inputs are used in determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock	$104,891	$—	$—	$104,891

Total Common Stock	104,891	—	—	104,891

Short-Term Investments
Commercial Paper & Other Corporate Obligations	—	829	—	829
U.S. Treasury Bill	—	164	—	164

Total Short-Term Investments	—	993	—	993

Total	$104,954	$993	$—	$105,884

Other Financial Instruments
Futures Contracts*	$916	—	—	—

*	Future contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the portfolio may involve certain risks as described in the prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the portfolio does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the portfolio’s expenses, the portfolio’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Please refer to the portfolio’s prospectus for a complete description of the principal risks of investing in the portfolio.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and

Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
$500 million to $5 billion	0.09%
$5 billion to $10 billion	0.08%
Over $10 billion	0.07%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Schwab does not charge the fund for transfer agent and shareholder services fees. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2011.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2009, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000.)

For the period ended June 30, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,404	$3,037

8. Other:
       (All dollar amounts are x 1,000.)

As of the close of business on September 18, 2008, Lehman Brothers Holdings Inc. was in default of the security lending agreement with the fund. As a result the fund took possession of the collateral and repurchased the securities on loan through open market purchases. The collateral held exceeded the replacement value of the securities. In accordance with Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (“FAS 140”) the Fund recognized the following gains or losses that are not recognized for federal income tax purposes:

Schwab S&P 500 Index Portfolio	$1,554

9. Federal Income Taxes:
       (All dollar amounts are x 1,000.)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expiration

2009	$1,820
2010	7,810
2011	38
2012	359
2013	2,129
2014	881
2015	—
2016	2,901

Total	$15,938

As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains. The fund had a capital loss of $225 that expired in 2008.

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any,

20

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000.)

related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008 the fund did not incur any interest or penalties.

10. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the Fund’s financial statement through August 14, 2009.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 15, 2009 and April 27, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the

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performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007.	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

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Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Item 2: Code of Ethics.
          Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
          Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
          Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
          Not applicable.
Item 6: Schedule of Investments.
          The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
          Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk Randall W. Merk
President and Chief Executive Officer
Date: 07/30/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
President and Chief Executive Officer
Date: 07/30/2009

By:	/s/ George Pereira George Pereira
Treasurer and Principal Financial Officer
Date: 08/12/2009